Cover Page	6 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	NEPTUNE WELLNESS SOLUTIONS INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001401395
Amendment Flag	true
Amendment Description	Amendment No. 2